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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number : 811-22862

Name of Registrant: SEI Insurance Products Trust

Address of Principal Executive Offices:

            One Freedom Valley Drive
            Oaks, Pennsylvania 19456

Name and address of agent of service:

            Timothy D. Barto, Esquire
            SEI Insurance Products Trust
            SEI Investments Company
            One Freedom Valley Drive
            Oaks, Pennsylvania 19456
CC:
            Timothy W. Levin, Esquire
            Morgan, Lewis & Brockius LLP
            1701 Market Street
            Philadelphia, Pennsylvania 19103

Registrant's telephone number including area code:1-800-342-5734

Date of fiscal year end:
            		December 31
Date of reporting period:
            		07/01/2015    -   06/30/2016



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Registrant Name : SEI Insurance Products Trust
Fund Name : VP Balanced Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Insurance Products Trust
Fund Name : VP Market Growth Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Insurance Products Trust
Fund Name : VP Defensive Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Insurance Products Trust
Fund Name : VP Conservative Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Insurance Products Trust
Fund Name : VP Moderate Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Registrant Name : SEI Insurance Products Trust
Fund Name : VP Market Plus Strategy Fund
The fund did not vote proxies relating to portfolio securities during the period covered by this report.


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:            SEI Insurance Products Trust

By:                    Robert A. Nesher

Name:                  /s/ Robert A. Nesher

Title:                 President

Date:                  Aug 23 2016
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